Supplement to the
Fidelity Flex® Funds
Fidelity Flex® Conservative Income Bond Fund
October 30, 2025
Summary Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
ZCI-SUSTK-1225-101 1.9911291.101	December 12, 2025